Deposits (Details 1) $ in Thousands	Dec. 31, 2016 USD ($)
Deposits [Abstract]
2017	$ 63,383
2018	18,931
2019	1,947
2020	2,029
2021	1,718
Individual retirement accounts and certificates of deposit	$ 88,008